Omb Approval
						Omb Number:
						3235-0570

						Expires:
						September 30, 2007

						Estimated
						average burden
						hours per
						response: 19.4



		United States
      Securities and Exchange Commission
	     Washington, D.C. 20549

		   Form N-CSR

Certified Shareholder Report of Registered Management
	      Investment Companies

Investment Company Act file number: 811-05807

	      NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)

     Kenneth S. Janke, Chairman and President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
                (248) 583-6242
      (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 275-6242

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006


Item 1. Reports to Stockholders

NAIC Growth Fund, Inc.
Annual Report
12-31-2006

www.naicgrowthfund.com



Contents

Report to Shareowners	 	 		3
Statement of Assets and Liabilities		4
Statement of Operations		 		5
Statements of Changes in Net Assets		6
Financial Highlights		 		7
Portfolio of Investments		 	8
Notes to Financial Statements			11
Report of Independent Public Accountants	15
Dividend Reinvestment and Cash Purchase Plan	16
NAIC Growth Fund, Inc., Board of Directors	20
Director Compensation				22
Shareowner Information				23

Report to Shareowners:
December 31, 2006

	This marks the last Report to Shareowners that I will write as I am retiring as Chairman and President of the Fund effective with the 2007 annual meeting. It has been a challenge to be portfolio manager of a closed-end mutual fund, but it has also been an enjoyable experience.
	In addition to my retirement, Thomas E.
O'Hara has also decided to retire at the same time. Both of us have served together since the Fund was organized and I will miss our personal and professional association that we have shared for many years.
	One of the mandates by the Board of Directors during the past year was to return more to shareowners in the form of dividends. The Fund had a number of holdings with potential capital gains and we did take advantage of those prices to make some sales and create long-term capital gains.
	Through the year, we sold all of our holdings in ConAgra Foods, Diebold, Donaldson, First Industrial
REIT, Johnson Controls, H.J. Heinz, Merck, Carlisle,
Wendy's and Pentair. In addition, we reduced our holdings in O'Reilly Automotive with the sale of 10,000 shares. The result was that the Fund was able to pay a dividend of $1.1865 per share.
	We also added to some of our holdings with the purchase of 2,000 Abbott Laboratories, 11,000 Biomet,
12,000 Jack Henry & Associates, 5,000 Johnson & Johnson,
3,000 Medtronic, 4,000 McCormick, 12,000 Sysco and 1,000
Washington Mutual.
	During 2006, the  Dow Jones Industrial
Average increased 16.3% and the S&P 500 was up 13.6%.
Taking into consideration the dividend paid semi-annually to shareowners, the NAIC Growth Fund NAV was up 12.9%.
	Tom O'Hara and I continue to be shareowners and we wish the Fund managers and the Board of Directors the best of luck in guiding it in the years to come. It has been my pleasure to serve you in each capacity that has been assigned to me since the Fund was organized.


/s/ Kenneth S. Janke
Kenneth S. Janke
Chairman and President

NAIC Growth Fund, Inc.
Statement of Assets and Liabilities
As of December 31, 2006

ASSETS

Investment securities
- at market value (cost $12,702,212)	$      24,571,920
Short-term investments
- at amortized cost				1,996,895
Cash and cash equivalents			1,975,610
Dividends and interest receivable 		   59,895
Prepaid insurance				   27,325
					       28,631,645

LIABILITIES
Dividends payable		1,916,939
Accounts payable		38,475
Advisor fees payable		15,827
						 1,971,241
TOTAL NET ASSETS	                $  	26,660,404

SHAREOWNERS' EQUITY
Common stock-par value $0.001 per
share;  authorized 50,000,000 shares,
outstanding 2,792,336 shares		$	     2,794
Additional paid-in capital			14,783,011
Undistributed net investment income		     4,891
Unrealized appreciation of investments		11,869,708
SHAREOWNERS' EQUITY			$	26,660,404
NET ASSET VALUE PER SHARE		$	      9.55


See notes to financial statements

NAIC Growth Fund, Inc.
Statement of Operations
For the year Ended December 31, 2006

INVESTMENT INCOME
Interest				$	  107,085
Dividends					  534,208
						  641,293
EXPENSES
Advisory fees			200,625
Legal fees			 88,026
Insurance 			 25,846
Transfer agent			 22,802
Audit fees			 20,800
Directors' fees and expenses	 12,025
Custodian			 11,944
Other fees & expenses		  9,415
Printing		          7,440
Mailing and postage		  6,966
Annual shareowners' meeting 	  2,537
Taxes				    600
 Total Expenses					 409,026
Net investment income				 232,267

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Realized gain on investments:

Proceeds from sale of
 investment securities		6,657,295
Cost of investment
 securities sold		3,575,516
Net realized gain
 on investments			3,081,779

Unrealized appreciation of investments:

Unrealized appreciation at
 beginning of year		11,969,788
Unrealized appreciation
 at end of period		11,869,708
Net change in unrealized
 appreciation on investments      (100,080)

Net realized and
 unrealized gain
 on investment			 2,981,699

NET INCREASE FROM OPERATIONS    $3,213,966

See notes to financial statements

NAIC Growth Fund, Inc.
Statements of Changes in Net Assets
For the years ended:


			 December 31, 2006    December 31, 2005
FROM OPERATIONS:

Net investment income	         $232,267	      $191,572
Net realized gain on
 investments		        3,081,779	       266,791
Net change in unrealized
 appreciation on investments     (100,080)	      (118,197)
Net increase/(decrease)
 from operations	        3,213,966	       340,166

DISTRIBUTIONS TO STOCKHOLDERS FROM:

Net investment income		  231,328	       193,385
Net realized gain from
 investment transactions	3,081,779	       266,791
Total distributions	        3,313,107	       460,176

FROM CAPITAL STOCK TRANSACTIONS:

Dividend reinvestment		      --		    --
Cash purchases			      --	         6,693
Net increase from capital
 stock transactions		      --                 6,693
Net increase/(decrease)
 in net assets		          (99,141)	      (113,317)

TOTAL NET ASSETS:

Beginning of year	       $26,759,545	   $26,872,862
End of period
 (including undistributed
 net investment income of
 $4,891 and $3,952,
 respectively)	               $26,660,404	   $26,759,545

Shares:
Shares issued to common
stockholders under the dividend
reinvestment plan and cash
purchase plan	                     --		      364,830
Shares at beginning of year	2,792,336	    2,427,506
Shares at end of period		2,792,336	    2,792,336

See notes to financial statements

NAIC Growth Fund, Inc.
Financial Highlights (a)
For the years ended:
	      		     2006      2005   2004   2003   2002
Net asset value at
 beginning of year	    $9.58     $9.63  $8.99  $7.90  $9.63
Net investment income	      .08	.07    .01    .01    .02
Net realized and unrealized
 gain (loss) on investments  1.07	.05    .81   1.39  (1.28)
Total from investment
 operations	             1.15	.12    .82   1.40  (1.26)

Distribution from:
Net investment income	     (.08)     (.07)  (.01)  (.01)  (.02)
Realized gains	            (1.10)     (.10)  (.17)  (.30)  (.45)
Total distributions	    (1.18)     (.17)  (.18)  (.31)  (.47)
Net asset value at end
 of period	            $9.55     $9.58  $9.63  $8.99  $7.90
--------------------------------------------------------------------
Per share market value,
 end of period
 last traded price (b)	    $8.00     $8.70  $7.83  $8.26  $8.65

Total Investment Return:

Based on market value
1 year (annualized)	     4.15%   13.20% (3.31%) (1.33%)  2.10%
5 year	                     2.81%    2.70%  6.65%   7.81%   1.79%
10 year	                     6.91%    9.01% 13.45%  13.77%  14.28%
from inception	             9.11%    9.44%  9.18%  10.17%  11.15%

Based on net asset value
1 year (annualized)	    12.91%    1.34%  9.26%  17.69% (13.81%)
5 year	                     4.87%    2.00%  5.64%   5.42%   5.64%
10 year	                     9.26%    8.97% 13.48%  12.83%  11.40%
from inception	            10.29%   10.12% 10.75%  10.86%  10.34%

Net assets, end
 of year (000's)    $26,660.4  $26,759.5 $26,872.9 $24,501.2 $20,555.3

Ratios to average net assets annualized:

Ratio of expenses to
 average net assets	     1.50%    1.46%  1.80%   1.79%   1.61%
Ratio of net investment income
 to average net assets	     0.85%    0.72%  0.11%   0.06%   0.17%
Portfolio turnover rate	     6.73%    3.51%  6.53%  11.31%  11.19%
Average commission rate
 paid per share	            $0.063   $0.075  $0.095  $0.125  $0.125

(a)	All per share data for 2002-2005 has been restated to
reflect the effect of a 15% stock dividend which
was declared on April 21, 2005 and paid on May 23, 2005 to shareholders of record on May 13, 2005.
(b)	If there was no sale on the valuation date, the bid
price for each such date is shown. Price obtained from Chicago Stock Exchange.
See notes to financial statements

NAIC Growth Fund, Inc.
Portfolio of Investments - December 31, 2006 (audited)


%  Common Stock         Shares       Cost        Market

3.6	Auto Replacement

O'Reilly Auto*	        30,000     $189,637      $961,800

Total                                            $961,800

14.8    Banking

Citigroup               22,000      368,635     1,225,400
Comerica, Inc.          10,000      404,669       586,800
Huntington Banc.        25,000      238,023       593,750
JP Morgan Chase         15,000      396,347       724,500
Synovus Financial       27,000      317,651       832,410

Total                                           3,962,860

4.0	Beverages - Soft Drinks

PepsiCo		        17,000	    433,218     1,063,350

Total					        1,063,350

4.0	Chemicals

RPM		        25,000      287,099       522,250
Sigma Aldrich	         7,000      213,317       544,040

Total 					        1,066,290

3.9	Consumer Products

Colgate-Palmolive       16,000	    469,850     1,043,840

Total                                           1,043,840

3.1	Electrical Equipment

General Electric        24,000	    441,341       893,040

Total                                             893,040


11.4 	Ethical Drugs

Abbott Laboratories     20,000	    860,150       974,200
Johnson & Johnson       20,000      915,045     1,320,400
Pfizer, Inc.            28,000      606,755       725,200

Total                                           3,019,800

8.8	Financial Services

CIT Group               10,000      392,785       557,700
State Street            16,000      436,700     1,079,040
Washington Mutual       15,000      609,130       682,350

Total					        2,319,090

3.5	Food

McCormick & Co.         24,000      347,055       925,440

Total                                             925,440

4.4	Food Wholesale

Sysco			32,000	    507,179     1,176,320

Total						1,176,320

14.2	Hospital Supplies

Biomet Corp.  	        28,000	    573,428     1,155,560
Medtronic	        17,000	    850,214       909,670
Polymedica	        12,000      346,237       484,920
Stryker Corp.	        22,000	    180,012     1,212,420

Total     				        3,762,570


3.5	Insurance

AFLAC, Inc.	        20,000	    143,906       920,000

Total			                          920,000

2.7	Information Technology

Jack Henry & Assoc.     34,000      626,878       727,600

Total					          727,600

3.3	Machinery

Emerson Electric Co.    10,000 	    335,278       838,100

Total				                  838,100

3.9	Multi Industry

Teleflex	        16,000	    545,608     1,032,960

Total                                           1,032,960

3.1	Office Supplies

Avery Dennison		12,000	    666,064       815,160

Total					          815,160

92.2% Investment
        Securities   	        $12,702,212   $24,571,920

   Short-term Investments

7.5  United States Treasury Bills,
       Maturing 1/11/2007 		       $1,996,895

7.7     Misc. Cash Equivalents                  2,062,830
------                                     ---------------
15.2%			                       $4,059,725

Total Investments	                      $28,631,645

(7.4)   All other assets less liabilities      (1,971,241)
------                                     ---------------
100%  TOTAL NET ASSETS		              $26,660,404


NAIC Growth Fund, Inc.
Portfolio of Investments - December 31, 2006 (audited)


Top Ten Holdings - NAIC Growth Fund, 12/31/2006

Company	              Market Value  % of Portfolio
				      Investments
Johnson & Johnson      $1,320,400	5.4
Citigroup		1,225,400	5.0
Stryker			1,212,420	4.9
Sysco			1,176,320	4.8
Biomet Corp.		1,155,560	4.7
State Street		1,079,040	4.4
Pepsico			1,063,350	4.3
Colgate-Palmolive	1,043,840	4.2
Teleflex		1,032,960	4.2
Abbott Laboratories	  974,200	4.0


Summary of Investment Position as % of Total
Investmnets 12/31/2006
(Graph)

Equities-Common Stock 	86.1%
Fixed Income-U.S.
 Treasury Bills		 7.0%
Cash			 6.9%

NAIC Growth Fund, Inc.
Notes to Financial Statements

(1)	ORGANIZATION

	The NAIC Growth Fund, Inc. (the "Fund")
was organized under Maryland law on April 11, 1989 as a diversified closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on July 2, 1990.

(2)	SIGNIFICANT ACCOUNTING POLICIES
	The following is a summary of the significant accounting policies followed by the Fund not otherwise set forth in the notes to financial statements:

	Dividends and Distributions - Dividends from the Fund's net investment income and realized net long- and short-term capital gains will be declared and distributed at least annually. Shareowners may elect to participate in the Dividend Reinvestment and Cash Purchase Plan (see Note 4).

	Investments - Investments in equity securities are stated at market value, which is determined based on quoted market prices or dealer quotes. If no such prices are available on the valuation date, the Board of Directors has determined the most recent market prices be used. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Fund utilizes the amortized cost method to determine the carrying value of short-term debt obligations. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at amortized cost, which approximates fair value. Any discount or premium is amortized from the date of acquisition to maturity. Investment security purchases and sales are accounted for on a trade date basis. Interest income is accrued on a daily basis while dividends are included in income on the ex-dividend date.

	Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the united states requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

	Federal Income Taxes - The Fund intends to
comply with the general qualification 	requirements of the
Internal Revenue Code applicable to regulated investment companies. The Fund intends to distribute at least 90% of its taxable income, including net long-term capital gains, to its shareowners. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least
98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

The following information is based upon Federal income tax cost of portfolio investments as of December 31, 2006:

	Gross unrealized appreciation	$	11,869,708
	Gross unrealized depreciation		         -
	    Net unrealized appreciation	$       11,869,708
	Federal income tax cost		$	12,702,212

	Expenses - The Fund's service contractors bear all expenses in connection with the performance of their services. The Fund bears all expenses incurred in connection with its operations including, but not limited to, management fees
(as discussed in Note 3), legal and audit fees, taxes, insurance, shareowner reporting and other related costs. Such expenses will be charged to expense daily as a percentage of net assets. The Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first Ten Million Dollars of the Fund's average net assets, one and one-half percent (1 1/2%) of the next Twenty Million Dollars of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year. Any excess expenses shall be the responsibility of the Investment
Adviser, and the pro rata portion of the estimated annual excess expenses will be offset against the Investment
Adviser's monthly fee. In addition, the investment adviser has historically paid the Fund's administrative and clerical cost from its monthly fee.

(3)	MANAGEMENT ARRANGEMENTS

	Investment Adviser - Growth Fund Advisor, Inc., serves as the Fund's Investment Adviser subject to the Investment Advisory Agreement, and is responsible for the management of the Fund's portfolio, subject to review by the board of directors of the Fund. For the services provided under the Investment Advisory Agreement, the Investment Adviser receives a monthly fee at an annual rate of three-quarters of one percent (0.75%) of the average weekly net asset value of the Fund, during the times when the average weekly net asset value is at least $3,800,000. The Investment Adviser will not be entitled to any compensation for a week in which the average weekly net asset value falls below $3,800,000.

	Custodian and Plan Agent - LaSalle Bank, NA (LB) serves as the Fund's custodian pursuant to the Custodian Agreement. As the Fund's custodian, LB receives fees for services provided including, but not limited to, an annual account charge, annual security fee, security transaction fee and statement of inventory fee.American Stock Transfer and Trust Company serves as the Fund's transfer agent and dividend disbursing agent pursuant to Transfer Agency and Dividend
Disbursement Agreements.  American Stock Transfer and
Trust Company receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement of out-of-pocket expenses such as forms and mailing costs.

(4)	DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

	The Fund has a Dividend Reinvestment and
Cash Purchase Plan (the "Plan") which allows shareowners to reinvest dividends paid and make additional contributions. Under the Plan, cash dividends and voluntary cash payments will be invested in shares purchased in the open market.
In the event the Plan agent is unable to complete its acquisition of shares to be purchased on the open market by the end of the thirtieth (30th) day following receipt of the cash dividends from the Fund, any remaining funds will be returned to the participants on pro rata basis. In the event the Plan agent is unable to complete its acquisition of shares to be purchased from additional contributions on the open market by the end of the twentieth (20th) day following the Investment Date, any remaining funds will be returned to the participants on a pro rata basis. The number of shares credited to each shareowner participant's account will be based upon the average purchase price for all shares purchased.

(5)	DISTRIBUTIONS TO SHAREOWNERS

	On June 15, 2006, a distribution of $0.50 per share aggregating $1,396,168 was declared from realized gains.
The divideND WAS PAID ON July 6, 2006, to shareowners of record on June 26, 2006. On December 7, 2006, a distribution of $0.6865 per share aggregating $1,916,939 was declared from realized gains and ordinary income. The dividend was paid on January 11, 2007, to shareowners of record December 20, 2006.

The tax character of distributions paid during 2006 and 2005 was as follows:

				      2006	    2005
Distributions paid from:
	Ordinary income		   $262,108	$193,385
	Long-term capital gain	  3,050,999	 266,791
		                 $3,313,107	$460,176


As of December 31, 2006, the components of distributable
earnings on a tax basis were  as follows:
	Undistributed ordinary income	          $4,891
  	Unrealized appreciation		      11,869,708

(6)	INVESTMENT TRANSACTIONS

	Purchases and sales of securities, other than short-term securities for the period ended December 31, 2006, were $1,699,846 and $6,657,295, respectively.

(7)	FINANCIAL HIGHLIGHTS

	The Financial Highlights present a per share analysis of how the Fund's net asset value has changed during the years presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. The Total Investment Return based on market value assumes that shareowners bought into the Fund at the bid price and sold out of the Fund at the bid price.
In reality, shareowners buy into the Fund at the ask price and sell out of the Fund at the bid price. Therefore, actual returns may differ from the amounts stated.

Report of Independent registered accounting firm

To the Board of Directors and Shareowners
NAIC Growth Fund, Inc.

	We have audited the accompanying statement of assets and liabilities of NAIC Growth Fund, Inc., including the portfolio of investments, as of December 31, 2006 and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

	We conducted our audit in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audit provides a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NAIC Growth Fund, Inc.
as of December 31, 2006, the results of its operations for the year then ended, and the statement of changes in net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

					Plante & Moran, PLLC

January 16, 2007

NAIC Growth Fund, Inc.
Dividends and Distributions:
Dividend Reinvestment and Cash Purchase Plan

	We invite you to join the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), which is provided to give you easy and economical ways of increasing your investment in the Fund's shares. THOSE SHAREOWNERS WHO HAVE ELECTED TO
PARTICIPATE IN THE  PLAN NEED NOT DO ANYTHING FURTHER TO
MAINTAIN THEIR ELECTION.

	American Stock Transfer and Trust Company will act as the Plan Agent on behalf of shareowners who are participants in the Plan.

	All shareowners of the Fund (other than brokers and nominees of financial institutions) who have not previously elected to participate in the Plan or who have terminated their election may elect to become participants in the Plan by filling in and signing the form of authorization obtainable from American Stock Transfer and Trust Company, the transfer agent for the Fund's shares and the shareowners' agent for the Plan, and mailing it to American Stock Transfer and Trust Company P.O. Box 922 Wall Street Station, New York, NY 10038. The authorization must be signed by the registered shareowners of an account. Participation is voluntary and may be terminated or resumed at any time upon written notice from the participant received by the Plan Agent prior to the record date of the next dividend. Additional information regarding the election may be obtained from the Fund.

COSTS OF THE PLAN

	There are no special fees or charges relating to participation in the Plan, other than reasonable transaction fees. A termination or a partial sale fee (currently $15 plus $0.10 per share) may be imposed when you terminate or partially sell your shares in the Plan and take delivery of accumulated shares.
The benefit of any reducedbrokerage commission changes will be passed on, pro rata to participants. In addition, if you wish to deposit your certificated shares in your plan account, there is currently a transaction fee of $7.50 for this service.

DIVIDEND REINVESTMENT

	The Plan agent, will receive the total amount of your dividend (a) on shares which are held directly by you and (b) on any full and fractional shares held for you under the Plan, in cash. These cash dividends will be used by the Plan agent to buy shares of the Fund's common stock on the open market (determined to three decimal places, in terms of any fractional share). In the event the Plan agent is unable to complete its acquisition of shares to be purchased on the open market by the end of the thirtieth (30th) day following receipt of the cash dividends from the Fund, any remaining funds will be returned to the participants on a pro rata basis.

VOLUNTARY CASH PAYMENTS

	You may make voluntary cash payments of not less
than $50.00 nor more than $1,000.00 per month for the
purpose of acquiring additional shares. You may make these voluntary cash payments regularly or from time to time, and you may also vary the amount of each payment so long as the amount of any monthly voluntary cash payment meets the foregoing limitations.  Voluntary cash payments must be
received by the Plan agent on or prior to the last day of any month and will be invested beginning on or about the first business day of the following month (an "Investment Date"). Voluntary cash payment will be invested in shares purchased in the open market, (determined to three decimal places, in terms of any fractional share). In the event the Plan agent is unable to complete its acquisition of shares to be purchased on the open market by the end of the twentieth (20th) day following the Investment Date, any remaining funds will be returned to the participants on a pro rata basis. All cash payments received by the Plan agent in connection with the
Plan will be held without earning interest. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan agent, participants that wish to make voluntary cash payments should send such payments to the Plan agent in such a manner that assures that the Plan agent will receive and collect Federal Funds by the
end of the month.   This procedure will avoid unnecessary
accumulations of cash and will enable participants to realize lower brokerage commissions and to avoid additional transaction charges. If a voluntary cash payment is not received in time to purchase shares for the calendar month indicated, the Plan Agent shall attempt to invest such payment on the next Investment Date. Optional cash payments can also be made online at www.amstock.com. You need to know your American Stock Transfer and Trust Company 10 digit account number and your social security number to access your account. You may obtain the return of any voluntary cash payment, if your written request is received by the Plan agent at least forty-eight (48) hours prior to the time such voluntary cash payment is invested.

HOLDING OF SHARES

	For your convenience, the Plan agent will hold all shares that you acquire as a result of your participation in the Plan, for safekeeping. However, upon your online request at www.amstock.com, telephonically at (877) 739-9994 or request by mail, the Plan agent will send you a certificate representing a specified number of full shares which you have acquired through the Plan and which are held for your account. The Plan agent will also allow you to deposit with it, in safekeeping and in your "book-entry" account for the Plan, any additional stock certificates for the Fund's shares you might have in your possession. This will enable you to guard against loss, theft or damage.

STATEMENT OF ACCOUNT

		A cumulative, detailed statement of your account under the Plan for each current calendar year will be sent to you by the Plan agent; and you will also receive the customary Form 1099 (Internal Revenue Service) reporting dividend income.

WITHDRAWAL OF SHARES

	You are not committed to remain in the Plan. You may terminate your participation at any time by notice to the Plan agent. Beginning with the dividend which relates to the first dividend record date which occurs at least ten days after the Plan agent's receipt of your termination notice, dividends will be remitted to you, directly, at your address of record or as you otherwise shall have directed. Upon terminating participation in the Plan, certificates for all full shares standing to your credit in your Plan account will be issued and sent to you and any voluntary cash payments held for investment until the next Investment Date will also be sent to you. Any remaining fractional share will be converted to cash, on the basis of the then current market price of the Fund's common stock, and a check, representing the same, will be issued and sent to you. If you desire, you may direct that your full shares be sold in the open market and that the proceeds (less any brokerage commission incurred as a result of such sale) be sent to you.

INCOME TAX CONSIDERATIONS

	Dividends (including those declared in shares of stock) invested under the Plan are taxable in the same way as dividends paid to you in cash.

SHAREHOLDERS' RIGHTS

	Shares held under the Plan have the same rights as all other shares, in terms of stock dividends, stock splits, and preemptive and voting rights. Stock dividends will be fully credited to your account. Transaction processing may either be curtailed or suspended until the completion of any stock dividend, stock split or corporate action.

MORE DETAILED INFORMATION

	If you have any questions regarding your specific participation in the Plan, please visit us online at www.amstock.com, call us at (877) 739-9994 or write the Plan Agent's at:

Transaction Processing Inquiries
	American Stock Transfer 		American Stock
	Transfer & Trust Company        	Trust Company
 	DRP Plan				59 Maiden Lane
	P.O. Box 922 Wall Street Station	New York, NY 10038
	New York, NY 10269-0560

Directors Who Are Interested Persons of the Fund and
Officers

Thomas E. O'Hara
Age 91
Director
Term of office
Served as a director since 1989

Principal Occupation(s) During Past 5 Years

Chairman (1989-April 2006) and Director of the Fund;
Chairman (1951-2002), Chairman Emeritus (2002-November 2006) and Trustee (1951-November 2006) of NAIC; and Chairman
(1999-2002), Chairman Emeritus (since 2002) and Director of Growth Fund Advisor, Inc. (since 1999).

Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director**
One

Other Directorships Held by Director or Nominiee for
Director (Public Companies)
None.

Kenneth S. Janke
Age 72
Chairman, President, Treasurer and Director
Term of office
Served as a President and director since 1989.

Principal Occupation(s) During Past 5 Years

Chairman (since April, 2006) and Director,
President and Treasurer (since 1989) of the Fund; CEO
(1981-2002), Chairman and Trustee of NAIC (2002 to
September 2006); Chairman, Chief Executive Officer and
Director (since 2002) and President and Treasurer (since
1990) of Growth Fund Advisor.

Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director**
One

Other Directorships Held by Director or Nominiee for
Director (Public Companies)
AFLAC Incorporated (Insurance)

Lewis A. Rockwell
Age 88
Secretary
Term of office
Served as a Secretary since 1989.

Principal Occupation(s) During Past 5 Years

Chairman and Director of Sunshine Fifty, Inc. (since 1956;
Secretary of the Fund (since 1989); Secretary of NAIC (since
1987); and Secretary of Growth Fund Advisor, Inc. (since 1999).

Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director**
One

Other Directorships Held by Director or Nominiee for
Director (Public Companies)
None.

Peggy Schmeltz
Age 79
Address*
Director
Term of office
one year.
Served as director since 1989.

Principal Occupation(s) During Past 5 Years

Trustee of NAIC (since 1995); Director of Bowling Green State
University Foundation Board.  Former member ofNYSE Advisory
Committee (1992 to 1994).

Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director**
One

Other Directorships Held by Director
or Nominee for Director (Public Companies)
None.


Luke E. Sims
Age 57
Address*
Director
Term of office
one year.
Served as a director since 2002.

Principal Occupation(s) During Past 5 Years

Partner in the law firm of Foley & Lardner LLP and Director, Wilson-Hurd Mfg. Co. Manager of Sims Capital Management LLC, a registered investment adviser.

Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director**
One

Other Directorships Held by Director
or Nominee for Director (Public Companies)
LaCrosse Footwear, Inc. (manufacturer and marketer of sporting and industrial footwear)


*	The address of each is the address of the Fund.
Messrs. O'Hara, Janke, Rockwell and Sims and Mrs.
Schmeltz are interested persons of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. O'Hara is an interested person because he is a director of the Investment Adviser. Messrs. Janke and Rockwell are interested persons because they are directors and officers of the Investment Adviser, as noted above. Mrs. Schmeltz is an interested person because she is a trustee of NAIC, which is affiliated with the current investment adviser, Growth Fund Advisor, Inc. Mr. Sims is an interested person because he beneficially owns in excess of 5.0% of the Fund's outstanding shares of common stock.
**	The Fund is not part of any fund complex.

Directors Who Are Not Interested Persons of the Fund


Carl A. Holth
Age 74
Address*
Director
Term of office
one year.
Served as a director since 1989.

Principal Occupation(s) During Past 5 Years

Director, Sunshine Fifty, Inc., and Harrison Piping Supply, Inc.

Number of Portfolios in Fund Complex Overseen by Director or Nominee for Dirctor**
One

Other Directorships Held by Director
or Nominee for Director (Public Companies)
None.

Benedict J. Smith
Age 87
Address*
Director
Term of office
one year.
Served as a director since 1996.

Principal Occupation(s) During Past 5 Years

Retired; Director, Detroit Executive Service Corp. (an advisory service for non-profit organizations; Director,
Vista Maria (a nonprofit charitable organization).

Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director**
One

Other Directorships Held by Director
or Nominee for Director (Public Companies)
None.

Robert M. Bilkie, Jr.
Age 46
Address*
Director
Term of office
one year.
Served as a director since 2006.

Principal Occupation(s) During Past 5 Years

President and CEO of Sigma Investment Counselors, Inc.
(a registered investment adviser); member of the NAIC/Better Investing Securities Review Committee and of the NAIC/Better Investing Editorial Advisory Committee (non-remunerative)

Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director**
One

Other Directorships Held by Director
or Nominee for Director (Public Companies)
None.


*	The address of each is the address of the Fund.
**	The Fund is not part of any fund complex.

Additional information concerning the directors of the Fund is contained in the Fund's Statement of Additional
Information which is available, without charge, upon request by calling (877)275-6242.

Compensation

	The following table sets forth the aggregate compensation paid to all directors through December 31, 2006. Directors also receive reimbursement for out-of-pocket expenses relating to attendance at meetings of the Fund. No officer of the Fund received compensation from the Fund through December 31, 2006 in his capacity as an officer of the Fund.

Directors Who Are Interested Persons of the Fund

Kenneth S. Janke
Chairman, President, Treasurer and Director

Aggregate Compensation from Fund*
None

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
None

Thomas E. O'Hara
Director

Aggregate Compensation from Fund*
None

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
None

Lewis A. Rockwell
Secretary and Director

Aggregate Compensation from Fund*
$600

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
$600


Peggy Schmeltz
Director

Aggregate Compensation from Fund*
$1800

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
$1800

Luke E. Sims
Director

Aggregate Compensation from Fund*
$1800

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$1800


*	All amounts shown are for service as a director.
**	The Fund is not part of any fund complex.
***	Resigned as a director on September 8, 2006.



Directors Who Are Not Interested Persons of the Fund

Carl A. Holth
Director

Aggregate Compensation from Fund*
$1800

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Fund Complex Paid to Directors**
$1800


Benedict M. Smith
Director

Aggregate Compensation from Fund*
$1800

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Fund Complex Paid to Directors**
$1800

Robert M. Bilkie, Jr.
Director

Aggregate Compensation from Fund*
$1200

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Fund Complex Paid to Directors**
$1200


 *	All amounts shown are for service as a director.
**	The Fund is not part of any fund complex.

NAIC Growth Fund, Inc.
Board of Directors

Kenneth S. Janke
Chairman and President,
Bloomfield Hills, MI

Thomas E. O'Hara
Director,
Highland Beach, FL

Peggy L. Schmeltz
Director,
Bowling Green, OH

Carl A. Holth
Director,
Clinton Twp., MI

Benedict J. Smith
Director,
Birmingham, MI

Luke E. Sims
Director,
Milwaukee, WI

Robert M. Bilkie
Director,
Southfield, MI



Shareowner Information

	The ticker symbol for the NAIC Growth Fund, Inc., on the Chicago Stock Exchange is GRF. You may wish to visit the Chicago Stock Exchange web site at www.chicagostockex.com.

	The dividend reinvestment plan allows shareowners
to automatically reinvest dividends in Fund common stock without paying commissions. Once enrolled, you can make additional stock purchases through monthly cash deposits
ranging from $50 to $1,000.   For more information, request
a copy of the Dividend Reinvestment Service for Stockholders of NAIC Growth Fund, Inc., from American Stock Transfer and Trust Company, P.O. Box 922 Wall Street Station, New York, NY 10038, Telephone 1-800-937-5449.

	Questions about dividend checks, statements, account consolidation, address changes, stock certificates or transfer procedures write American Stock Transfer and Trust Company, P.O. Box 922 Wall Street Station, New york, NY 10038, Telephone 1-800-937-5449.

	The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.
The Fund's Form N-Q are available on the Commission's website at http://sec.gov, on the Fund's website at http://www.naicgrowthfund.com under the heading "SEC
Edgar Filings" and upon request by calling 1-877-275-6242.
The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference
Room may obtained by calling 1-800-SEC-0330.

	A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 877-275-6242; (2) on the Fund's website at www.naicgrowthfund.com; and (3) on the Securities and Exchange
Commission website at www.sec.gov.

	Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2006 is available (1) without charge,upon request by calling 1-877-275-6242 or on the Fund's website at http://www.naicgrowthfund.com and (2) on the Commission's website at http://www.sec.gov.

	Shareowners or individuals wanting general information or having questions, write NAIC Growth Fund, Inc., P.O. Box 220, Royal Oak, Michigan 48068. Telephone
877-275-6242 or visit us at our website at www.naicgrowthfund.com.

	On December 7, 2006, the Board of Directors (except for Luke E. Sims who did not participate) voted to approve an investment advisory agreement (the "SCM Investment
Advisory Agreement"), to go into effect on May 1, 2007, between the Fund and Sims Capital Management LLC ("SCM"), subject to shareholder approval. The proposal to vote on the SCM Investment Advisory Agreement is the result of a selection process approved by the Board at its meeting of September 8, 2006. At such meeting, the Board determined to put out for bid the services of investment adviser to the Fund. In connection therewith, a committee of directors was appointed by the Board (the "Committee") to handle the selection process. The Committee members consisted of Robert M. Bilkie, Jr. (acting as chairman),
Carl A. Holth, Peggy L. Schmeltz and Benedict J. Smith.
The Committee was authorized to establish and implement a process for identifying, interviewing and selecting an investment adviser to the Fund and to report back to the Board at its December 7, 2006 Board meeting with the Committee's findings and recommendations.

	The Committee solicited potential investment advisers by issuing a press release, advertisements in trade periodicals and through direct contact of firms. Each potential investment adviser was directed to complete a Request for Proposal ("RFP") seeking detailed information about the firm, its clients, its investment strategy, rates of return on its investment portfolio, fee schedule, client references, group turnover and disciplinary history. The Committee stated in the RFP that the successful bidder will have a verifiable history of strong investment returns relative to portfolio risk and an impressive track record with both personal and corporate integrity, honesty and fair dealing with clients. Over twenty investment advisers indicated an interest in becoming the Fund's investment adviser. Growth
Fund Adviser, Inc., the current investment adviser, did not submit a proposal. The Committee reviewed the submissions based predominantly on quantitative criteria, including, but not limited to, investment experience, historical investment performance, assets under management, portfolio turnover, willingness to report portfolio changes on a timely basis, and fees. Based on such review, the Committee sent notices during the week of November 6, 2006 to five firms requesting personal interviews. On November 21, 2006, the Committee conducted personal interviews looking at both the quantitative criteria set forth above and qualitative criteria, including, an understandable investment process, an articulation of a manner in which a stock's intrinsic value was determined, consistency with NAIC investment principles and a demonstrated understanding of equity risk and return characteristics.

	Based on its thorough review, the Committee determined that SCM was the best candidate. SCM included the verified investment performance of Luke E. Sims for the periods prior to SCM's organization in responding to the RFP. SCM had the highest rating of all five candidates with respect to compounded annual returns over a three-year, five-year and ten-year time-frame. Also, the bulk of SCM's portfolio was in stocks that the Committee felt were consistent with NAIC principles.

	At the Board meeting of December 7, 2006, the
Committee presented its findings to the Board
and its recommendation that SCM be selected as the Fund's
new investment adviser.  The Board, except  for Mr. Sims
who did not participate in the vote or discussion, and Mr. Janke, who was not present at the time of the vote, approved of the selection of SCM subject to shareholder approval at this Meeting. At the Board meeting of February 16, 2007, the Board then also approved the SCM Investment Advisory Agreement (except for
Mr. Sims of the SCM Investment Advisory Agreement, who did not
participate in the vote).   Luke E. Sims, a director, and an
owner of more than five percent (5%) of the outstanding shares, of the Fund, is a fifty percent (50%) owner of SCM.
David C. Sims, age 25, who is also a fifty percent (50%) owner of SCM, is SCM's Operating Manager with responsibility for SCM's day-to-day operations. Luke E. Sims has agreed to be the principal contact and decision-maker at SCM with respect to the Fund and its investment portfolio. Luke E. Sims and David C. Sims are father and son. The affiliation between Mr. Sims and SCM was made known to all members of the Committee and the Board during the entire period of the investment advisory selection process.

	Also on December 7, 2006, the Board of Directors determined to continue the investment advisory agreement between the Fund and Growth Fund Advisor, Inc. on an interim basis until the earlier to occur of (a) September 30, 2007 or (b) May 1, 2007 if the SCM Investment Advisory Agreement is approved by shareholders at the 2007 annual meeting of shareholders.

ITEM 2. CODE OF ETHICS.

The Fund has adopted a Code of Ethics for Financial Professionals, which applies to the principal executive officer of the Fund, all professionals serving as principal financial officer, the principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by by Fund or a third party, and the members of the Fund's Board of Directors. The Code of Ethics for Financial Professionals has been posted on the Fund's website at www.naicgrowthfund.com

There have been no amendments to or waivers from any provisions of the Code of Ethics for Financial Professionals since its adoption.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors has determined that Benedict J. Smith qualifies as a financial expert; and that both Carl A. Holth and Robert M. Bilkie Jr. also qualify as financial experts. Benedict J. Smith, Carl A. Holth and Robert M. Bilkie, Jr. are independent.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees. Plante & Moran, PLLC was paid $16,000 for the fiscal year ending December 31, 2006 and $15,075 for the fiscal year ending December 31, 2005 by the Fund for audit fees.

     Audit-Related Fees. Plante & Moran, PLLC was not paid any audit-related fees by the Fund in either of the last two fiscal years.

     Tax Fees. Plante & Moran, PLLC was paid $4,800 for the fiscal year ending December 31, 2006 and $4,200 for fiscal year ending
December 31, 2005 by the Fund for tax fees, for services in connection with the preparation of the Fund's tax returns and assistance with IRS notice and tax matters.

     All Other Fees. Plante & Moran, PLLC was not paid any other fees in either of the last two fiscal years.

     "Audit fees" are fees paid by the Fund to Plante & Moran, PLLC for professional services for the audit of our financial statements, or for services that are usually provided by an auditor in connection with statutory and regulatory filings and engagements. "Audit-related fees" are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements.
"Tax fees" are fees for tax compliance, tax advice and tax planning. All other fees are fees billed for any services not included in the first three categories.

   None of the services covered under the captions "Audit Related
Fees," "Tax Fees," and All Other Fees with Respect to Plante & Moran PLLC were provided under the de minimis exception to audit committee approval of 17 CFR 210.2-01(c) 7(i)(C) and (ii). Plante & Moran, PLLC was not engaged during the last two fiscal years to provide non-audit services to Investment Adviser and its affiliates that provide ongoing services to the Fund that relate directly to the operations and financial reporting of the Fund ("Other Non-Audit Services"). Under the audit committee charter, the audit committee is to pre-approve all non-audit services of the Fund and all Other Non-Audit Services. The audit committee has not adopted "pre-approval policies and procedures" as such term is used in 17 CFR 210.2-01(c)(7)(i)(B) and (ii).


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Fund's Board of Directors has separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the committee are Carl A. Holth, Benedict J. Smith and Robert M. Bilkie, Jr.

ITEM 6. SCHEDULE OF INVESTMENTS

Funds schedule of investments is included in the Report to Shareholders under item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

GROWTH FUND ADVISOR, INC.
PROXY VOTING POLICIES AND PROCEDURES

BACKGROUND

       Growth Fund Advisor, Inc., a Michigan corporation (the
"Advisor"), is the investment advisor for NAIC Growth Fund, Inc., a Maryland corporation which is an investment company registered under the Investment Company Act of 1940 (the "Fund"). The Fund and the
Advisor, as successor to National Association of Investors Corporation, are parties to an Investment Advisory Agreement dated October 2, 1989
(the "Advisory Agreement"). The Fund is the Advisor's sole advisory client.
       The Advisor adopted the following policies and procedures effective as of August 1, 2003, which it believes are reasonably designed to ensure that proxies are voted in the best interest of the Fund, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act"). The Advisor's authority to vote the proxies of the Fund is established through the Advisory Agreement, and these proxy voting guidelines have been tailored to reflect this contractual obligation and the Advisor's fiduciary duty to the Fund and its shareholders.
POLICY

       The Advisor's proxy voting procedures are designed and are to be implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of the Fund and its shareholders. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Advisor's fiduciary duty to the Fund and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Advisor deems appropriate).
PROCEDURES

RESPONSIBILITY AND OVERSIGHT

       The Chief Executive Officer of the Advisor or his designee (the "CEO") is responsible for administering and overseeing the proxy voting process, proxy gathering, and for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.
PROXY GATHERING

       All persons associated with the Advisor or the Fund that receive proxy materials on behalf of the Fund ("Proxy Recipients") shall be instructed to forward them to the CEO on a timely basis.

PROXY VOTING

       Once proxy materials are received by the CEO, the following shall occur:
1.	The CEO shall review the proxy materials to determine if
there are any material conflicts of interest (see the
conflicts of interest section of these procedures for further information on determining material conflicts of interest).
2.	If a material conflict of interest exists, the CEO shall seek voting instructions from an independent third party or
shall inform the Board of the Fund of the conflict and
seek voting instructions from the Board of the Fund. The
CEO shall keep a written record of each such voting
instruction which shall include the name(s) of the person
giving the instruction, the date(s) of the instruction, and
determination.
3.	The CEO shall determine votes on a case-by-case basis,
taking into account the voting guidelines contained in
these procedures.
4.	The CEO's staff shall vote the proxy pursuant to the
instructions received in (2) or (3) and return the voted proxy as indicated in the proxy materials.
TIMING

       The Advisor's personnel shall act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.
RECORDKEEPING

       The Advisor shall maintain the records of proxies voted required pursuant to Rule 204-2 under the Advisers Act. These records shall include (except as otherwise provided in such rule):
1.	A copy of the Advisor's proxy voting policies and
procedures.
2.	Copies of proxy statements received regarding the Fund's
securities.
3.	A copy of any document created or received by the
Advisor that was material to making a decision how to
vote proxies or that memorializes the basis for that
decision.
4.	A copy of each written request from the Fund for
information on how the Advisor voted proxies on behalf of the Fund, and a copy of any written response by the Advisor to any (written or oral) request from the Fund on how the Advisor voted proxies on behalf of the Fund.


5.	A proxy log including:
a.	Issuer name;
b.	Exchange ticker symbol of the issuer's shares to
be voted (if available through reasonably
practicable means);
c.	Council on Uniform Securities Identification
Procedures ("CUSIP") number for the shares to be
voted (if available through reasonably practicable
means);
d.	A brief identification of the matter voted on;
e.	Whether the matter was proposed by the issuer or
by a shareholder of the issuer;
f.	Whether a vote was cast by the Advisor on the
matter;
g.	A record of how the vote was cast; and
h.	Whether the vote was cast for or against the
recommendation of the issuer's management team.
Records shall be maintained in an easily accessible place for five years, the most recent two years in the Advisor's offices.

DISCLOSURE

       The Fund will be provided a copy of these policies and procedures, as well as periodic reports on how its proxies have been voted. These reports shall be provided no less frequently than annually and upon the request of the Fund to the CEO, and shall include on a timely basis all information required to be disclosed with respect to the Fund's proxies on the Fund's Form N-PX to be filed each year with the Securities and Exchange Commission. The Advisor agrees that the Fund may disclose these policies and procedures as required by applicable laws and regulations and as otherwise agreed by the CEO.

CONFLICTS OF INTEREST

       All proxies are reviewed by the CEO for material conflicts of interest between the shareholders of the Fund, on one hand, and those of the Advisor, its affiliates or the Fund's underwriter, on the other. Issues to be reviewed include, but are not limited to:
1.	Whether the Advisor (or, to the extent required to be
considered by applicable law, its affiliates or the Fund's
underwriter) has an interest in the company;
2.	Whether the Advisor or an officer or director of the
Advisor (together, "Voting Persons") is, is a close
relative of, or has a personal or business relationship with the company, an executive, director or person who is a
candidate for director of the company or is a participant
in a proxy contest; and
3.	Whether there is any other business or personal
relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

VOTING GUIDELINES

       The Advisor's substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the
CEO on a case-by-case basis. The examples outlined below are meant only as guidelines to aid in the decision making process.
       Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company's board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.
I.	Board Approved Proposals
       The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, the Advisor generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:
1.	Matters relating to the Board of Directors
       The Advisor votes proxies for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:
a.	Votes are withheld for the entire board of
directors if the board does not have a majority of
independent directors or the board does not have
nominating, audit and compensation committees
composed solely of independent directors.
b.	Votes are withheld for any nominee for director
who is considered an independent director by the
company and who has received compensation
(directly or indirectly) from the company other
than for service as a director.
c.	Votes are withheld for any nominee for director
who attends less than 75% of board and
committee meetings without valid reasons for
absences.
d.	Votes are cast on a case-by-case basis in contested
elections of directors.
2.	Matters relating to Stock Option Plans and Other
Executive Compensation Issues
       The Advisor generally favors compensation programs that relate executive compensation to a company's long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to stock option plans and executive compensation, except as follows:
a.	Except where the Advisor is otherwise
withholding votes for the entire board of directors,
the Advisor votes for stock option plans that will
result in an  annual dilution of 10% or less.
b.	The Advisor votes against stock option plans or
proposals that permit replacing or re-pricing of
underwater options.
c.	The Advisor votes against stock option plans that
permit issuance of options with an exercise price
below the stock's current market price.
d.	Except where the Advisor is otherwise
withholding votes for the entire board of directors,
the Advisor votes for employee stock purchase
plans that limit the discount for shares purchased
under the plan to no more than 15% of their
market value, have an offering period of 27
months or less and result in dilution of 10% or
less.
3.	Matters relating to Capitalization
       The management of a company's capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company.
As a result, the Advisor votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization, including increases and decreases of capital and preferred stock issuances, except where the Advisor is otherwise withholding votes for the entire board of directors. Generally:
a.	The Advisor votes for proposals relating to the
authorization of additional common stock.
b.	The Advisor votes for proposals to effect stock
splits (excluding reverse stock splits).
c.	The Advisor votes for proposals authorizing share
repurchase programs.
4.	Matters relating to Changes in State of Incorporation,
Mergers and Other Corporate Restructurings, and Social
and Corporate Responsibility Issues
       The Advisor votes these issues on a case-by-case basis on board-approved transactions.
5.	Matters relating to Anti-Takeover Measures
       The Advisor votes against board-approved proposals to adopt anti-takeover measures such as staggered boards, poison pills and supermajority provisions except as follows:
a.	The Advisor votes on a case-by-case basis on
proposals to ratify or approve shareholder rights
plans.
b.	The Advisor votes on a case-by-case basis on
proposals to adopt fair price provisions.
6.	Other Business Matters
       The Advisor votes for board-approved proposals approving such routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting. Generally:
a.	The Advisor votes on a case-by-case basis on
proposals to amend a company's charter or
bylaws.
b.	The Advisor votes against authorization to
transact other unidentified, substantive business at
the meeting.
II.	Shareholder Proposals
       The regulations of the Securities and Exchange Commission
permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally address social and corporate responsibility issues and seek to change some aspect of a company's corporate governance structure or to change some aspect of its business operations. The Advisor votes in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:
1.	The Advisor votes for shareholder proposals to require
shareholder approval of shareholder rights plans.
2.	The Advisor votes for shareholder proposals that are
consistent with the Advisor's proxy voting guidelines for
board-approved proposals.
3.	The Advisor votes on a case-by-case basis on other
shareholder proposals where the Advisor is otherwise withholding votes for the entire board of directors.

III.	Voting Shares of Investment Companies

       The Advisor may utilize shares of open or closed-end investment companies in accordance with the Fund's investment guidelines.
Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.
1.	The Advisor votes on a case-by-case basis on proposals
relating to changes in the investment objectives of an
investment company taking into account the original
intent of the fund and the role the fund plays in the
Fund's portfolio.
2.	The Advisor votes on a case-by-case basis on all
proposals that would result in increases in expenses (e.g.,
proposals to adopt 12b-1 plans, alter investment advisory
arrangements or approve fund mergers) taking into
account comparable expenses for similar funds and the
services to be provided.
IV.	Voting Shares of Foreign Issuers
       In the event the Advisor is required to vote on securities held in foreign issuers, i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.
1.	The Advisor votes for shareholder proposals calling for a
majority of the directors to be independent of
management.
2.	The Advisor votes for shareholder proposals seeking to
increase the independence of board nominating, audit and
compensation committees.
3.	The Advisor votes for shareholder proposals that
implement corporate governance standards similar to
those established under U.S. federal law and the listing
requirements of U.S. stock exchanges, and that do not
otherwise violate the laws of the jurisdiction under which
the company is incorporated.
4.	The Advisor votes on a case-by-case basis on proposals
relating to the issuance of common stock.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Kenneth S. Janke
Chairman, President, Treasurer and Director of the Fund.
Chairman, CEO, Director, President and Treasurer of the Investment
Adviser.

Serves as a President and a Director of the Fund (since 1989) and serves as Chairman, CEO, Director, President, and Treasurer of the Investment Adviser since the years set forth below.

Principal Occupation(s) During Past 5 Years

Chairman (since April, 2006) and Director,
President and Treasurer (since 1989) of the Fund; CEO
(1981-2002), Chairman and Trustee of NAIC (2002 to
September 2006); Chairman, Chief Executive Officer and
Director (since 2002) and President and Treasurer (since
1990) of Growth Fund Advisor.

As of 12-31-2006, the Investment Adviser paid Mr. Janke a salary on a fixed basis (not tied to Fund performance) out of its investment advisory fee.

Dollar range of equity securities of the NAIC Growth Fund, Inc. beneficially owned by Kenneth S. Janke is between $100,001-$500,000.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
	INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, no purchases were made by or on behalf of the registrant or any "affiliated purchaser" (as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the "Exhange Act") of shares of registrant's equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors have been implemented after registrant last provided disclosure in response to Item
7(d)(2)(ii)(g) of schedule 14A in registrant's 2006 proxy statement

ITEM 11. CONTROLS AND PROCEDURES.

     (i) As of February 28, 2007, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed under the supervision and with the participation of the registrant's President (Principal Executive Officer) and Accountant
(person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's
President and Accountant concluded that the registrant's controls and procedures are effectively designed to insure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods required by the Commission's rules and forms, and that information required to be disclosed in the reports on FOrm N-CSR and Form N-Q is accumulated and communicated to the registrant's management, including its Principal ExecutiveOfficer and Principal Financial Officer,as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internalcontrol over financial reporting.


ITEM 12. EXHIBITS:

(A)(1) 	Not applicable.

(A)(2) Separate certification of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(B)	Certification Pursuant to Rule 30a-2(b) under the Investment
	Company Act of 1940 and 18 U.S.C. Section 1350.




                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: February 28, 2007

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: February 28, 2007